Other Financial Assets	12 Months Ended
Dec. 31, 2017
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Other Financial Assets
8.	Other Financial Assets

Other financial assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Current
Derivatives assets held for trading	￦	49,281	63,912
Financial assets held for trading		—	1,970
Available-for-sale securities (bonds)		2,952	136,141
Current portion of held-to-maturity securities		422	421
Short-term financial instruments (*1,2)		5,172,256	6,843,436

	￦	5,224,911	7,045,880

Non-current
Derivatives assets held for trading	￦	98,301	4,378
Available-for-sale securities (equity instruments) (*3,4)		2,392,534	1,730,753
Available-for-sale securities (bonds)		46,330	54,439
Available-for-sale securities (others)		73,108	56,782
Held-to-maturity securities		2,048	4,790
Long-term financial instruments (*2)		45,371	60,542

	￦	2,657,692	1,911,684

(*1)	As of December 31, 2016 and 2017, ￦6,813 million and ￦10,080 million, respectively, are restricted for use in a government project.

(*2)	As of December 31, 2016 and 2017, financial instruments amounting to ￦82,008 million and ￦78,477 million, respectively, are restricted for use in financial arrangements, pledge and others.

(*3)	During the year ended December 31, 2017, there were objective evidences of impairment for listed equity securities such as FINE BESTEEL CO., LTD and others and for non-listed equity securities such as Congonhas Minerios S.A. and others due to the significant or prolonged decline in the fair value below cost of the shares. As a result, an impairment losses of ￦123,214 million was recognized in profit or loss for the year ended December 31, 2017.

(*4)	As of December 31, 2016 and 2017, ￦123,220 million and ￦136,099 million of available-for-sale securities, respectively, have been provided as collateral for borrowings, construction projects and others.